Segment Information (Schedule of Revenues by Geographic Region) (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 41,676	[1],[2]	$ 39,668	$ 39,837		$ 39,365	$ 41,841	[3]	$ 40,890	$ 40,520	$ 40,535	$ 160,546	$ 163,786	$ 146,801
Net Property, Plant & Equipment	125,222						124,899					125,222	124,899	124,450
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												149,841	154,039	140,234
Net Property, Plant & Equipment	118,200						118,664					118,200	118,664	118,515
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												2,948	2,797	1,224
Net Property, Plant & Equipment	1,447						1,265					1,447	1,265	1,384
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												2,743	2,348	1,157
Net Property, Plant & Equipment	1,294						1,828					1,294	1,828	1,530
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												2,913	2,472	2,046
Net Property, Plant & Equipment	3,619						2,520					3,619	2,520	2,369
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												2,101	2,130	2,140
Net Property, Plant & Equipment	$ 662						$ 622					$ 662	$ 622	$ 652

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 12).
[2]	Includes an asset abandonment charge (Note 6) and the impact of federal corporate income tax reform (Note 11).
[3]
Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset impairment charges (Note 6) and changes in accounting estimates for network asset lives and salvage values, and customer fulfillment costs.